Non-Current Assets - Intangibles - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Impairment	$ (3,090,650)
intangible assets	1,492,941	$ 7,200,429	$ 8,240,937
Intellectual Property Assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment	(3,090,650)	0	0
intangible assets	$ 1,382,979	$ 7,090,467	$ 8,130,975
Intellectual Property Assets [member] | Bottom of Range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	13 years
Intellectual Property Assets [member] | Top of Range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	14 years
Intellectual property relating to the acquired patents [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 3,100,000
Remaining patents, license and goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment	0
intangible assets	$ 1,490,000